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January 18, 2012

VIA EDGAR
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549
ATTN: Document Control - Edgar

RE:  RiverSource Life Insurance Company ("Company")
          on behalf of RiverSource Variable Account 10 ("Registrant") Pre-Effective Amendment No.1 on Form N-4
               File Nos.333-177381/811-07355
          RiverSource Retirement Group Variable Annuity Contract I

Dear Mr. Cowan:

Registrant has filed its Pre-Effective Amendment No. 1 on Form N-4 on or about Jan.18, 2012. Pursuant to Rule 461, the Underwriter, RiverSource Distributors, Inc., now respectfully requests that the effective date of the Registration be accelerated and that the Registration Statement be declared effective on Jan. 31, 2012 or as soon as practicable thereafter.

Yours truly,

RiverSource Distributors, Inc.

By:  /s/ Bruce H. Saul
     ------------------------------
     Bruce H. Saul
     Chief Counsel